Additional Financial Information (Tables)	9 Months Ended
Mar. 31, 2023
Additional Financial Information [Abstract]
Schedule Of Cash, Cash Equivalents, And Restricted Cash
The following table provides a summary of the amounts recorded as cash, cash equivalents, and restricted cash:

	March 31, 2023	June 30, 2022
Cash and cash equivalents	$122,731	$58,102
Restricted cash	250	4,471

Total cash, cash equivalents and restricted cash	$122,981	$62,573

Schedule of Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	March 31, 2023	June 30, 2022
Prepaid expenses	$56,927	$65,065
Current contract assets	7,548	5,503
Inventory (a)	3,231	2,752
Notes and other receivables	797	322
Other	5,786	5,799

Total prepaid expenses and other current assets	$74,289	$79,441

(a)	Inventory is mostly comprised of food and liquor for venues.

Other Current Liabilities
Accounts payable, accrued and other current liabilities consisted of the following:

	March 31, 2023	June 30, 2022
Accounts payable	$18,712	$11,241
Accrued payroll and employee related liabilities	54,950	88,501
Cash due to promoters	84,975	78,428
Accrued expenses	41,159	43,791

Total accounts payable, accrued and other current liabilities	$199,796	$221,961

Schedule of Other Nonoperating Income (Expense)
Other income (expense), net includes the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Gains from shares sold — DraftKings	$214	$—	$1,703	$—
Net unrealized loss on equity investments with readily determinable fair value	7,510	(8,688)	4,307	(28,303)
Other	346	193	774	561

Total other income (expense), net	$8,070	$(8,495)	$6,784	$(27,742)